Cover	Apr. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2023
Entity File Number	001-15663
Entity Registrant Name	AMERICAN REALTY INVESTORS, INC.
Entity Central Index Key	0001102238
Entity Tax Identification Number	75-2847135
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1603 LBJ Freeway
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75234
City Area Code	469
Local Phone Number	522-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	ARL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false